AltShares Merger Arbitrage ETF	Portfolio of Investments
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 99.94%
Aerospace & Defense - 3.79%
Heroux-Devtek, Inc.(a)	17,403	$404,841
OHB SE	7,783	378,546
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	53,414	1,880,707
		2,664,094
Airlines - 2.02%
Hawaiian Holdings, Inc.(a)(b)	82,099	1,421,955

Banks - 4.52%
Canadian Western Bank	20,187	770,990
First Bancshares, Inc.(b)	23,796	815,251
Heartland Financial USA, Inc.(b)	14,514	809,301
Virgin Money U.K. PLC	276,581	783,858
		3,179,400
Beverages - 2.24%
Britvic PLC	94,253	1,578,226

Biotechnology - 0.58%
Calliditas Therapeutics AB, Class B(a)	20,385	410,551

Commercial Services - 5.59%
Aaron's Co., Inc.	38,658	390,059
Nuvei Corp.(b)	38,320	1,274,523
R1 RCM, Inc.(a)(b)	135,893	1,917,450
Sterling Check Corp.(a)(b)	21,783	352,667
		3,934,699
Computers & Computer Services - 1.63%
PlayAGS, Inc.(a)(b)	32,721	370,402
Thoughtworks Holding, Inc.(a)(b)	178,689	777,297
		1,147,699
Diversified Financial Services - 4.47%
AssetMark Financial Holdings, Inc.(a)(b)	35,509	1,248,141
Discover Financial Services(b)	9,624	1,334,945
Mattioli Woods PLC	17,122	180,340
Resurs Holding AB(c)	174,867	384,537
		3,147,963
Electric - 1.81%
ALLETE, Inc.(b)	19,988	1,270,237

Energy - Alternate Sources - 1.93%
Encavis AG(a)	52,608	1,006,045
OX2 AB, Class B(a)	60,164	350,090
		1,356,135
Engineering & Construction - 1.07%
Iteris, Inc.(a)	106,380	749,979

Entertainment - 3.26%
Bally's Corp.(a)(b)	46,375	797,650
Everi Holdings, Inc.(a)	114,787	1,497,970
		2,295,620

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 99.94% (Continued)
Environmental Control - 2.19%
Stericycle, Inc.(a)	26,000	$1,540,760

Food - 2.67%
Kellanova	23,314	1,879,342

Healthcare - Products - 5.37%
Axonics, Inc.(a)	18,412	1,273,466
Silk Road Medical, Inc.(a)	56,048	1,519,461
Surmodics, Inc.(a)	24,818	983,538
		3,776,465
Healthcare - Services - 2.72%
Catalent, Inc.(a)	31,378	1,912,803

Home Builders - 0.64%
Barratt Developments PLC	67,532	449,832

Home Furnishings - 1.77%
Vizio Holding Corp., Class A(a)(b)	111,108	1,247,743

Internet - 1.81%
Perficient, Inc.(a)(b)	16,928	1,272,478

Iron/Steel - 4.16%
Haynes International, Inc.	6,241	375,334
Stelco Holdings, Inc.	25,714	1,249,780
U.S. Steel Corp.(b)	34,300	1,300,313
		2,925,427
Mining - 2.15%
Osisko Mining, Inc.(a)	423,273	1,510,736

Oil & Gas - 8.55%
Crew Energy, Inc.(a)	147,715	762,881
Diamond Offshore Drilling, Inc.(a)(b)	89,717	1,286,542
Hess Corp.	9,924	1,370,107
Marathon Oil Corp.(b)	67,587	1,936,367
Southwestern Energy Co.(a)	103,631	661,166
		6,017,063
Oil & Gas Services - 2.19%
ChampionX Corp.(b)	49,527	1,541,776

Packaging & Containers - 1.99%
DS Smith PLC	227,925	1,400,882

Pharmaceuticals - 5.93%
G1 Therapeutics, Inc.(a)	170,382	1,211,416
PetIQ, Inc., Class A(a)	49,292	1,505,871
Revance Therapeutics, Inc.(a)	221,892	1,457,830
		4,175,117

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 99.94% (Continued)
Real Estate - 1.06%
McGrath RentCorp	6,929	$749,371

Real Estate Investment Trusts - 0.31%
Arima Real Estate SOCIMI SA(a)	23,048	215,028

Retail - 2.24%
Chuy's Holdings, Inc.(a)(b)	21,289	791,951
Sleep Country Canada Holdings, Inc.(c)	30,357	784,126
		1,576,077
Software - 14.96%
ANSYS, Inc.(a)	5,615	1,804,773
Copperleaf Technologies, Inc.(a)	93,559	832,392
Darktrace PLC(a)	197,234	1,516,864
Envestnet, Inc.(a)	24,301	1,524,888
HashiCorp, Inc., Class A(a)(b)	56,379	1,913,503
Instructure Holdings, Inc.(a)	53,743	1,259,199
Matterport, Inc.(a)	87,948	398,404
PowerSchool Holdings, Inc., Class A(a)(b)	56,040	1,272,668
		10,522,691
Telecommunications - 6.32%
Consolidated Communications Holdings, Inc.(a)(b)	83,185	380,155
GCI Liberty, Inc.(a)(d)	2,728	—
Infinera Corp.(a)(b)	253,506	1,594,553
Juniper Networks, Inc.(b)	47,991	1,865,890
Spirent Communications PLC(a)	259,129	604,738
		4,445,336
Total Investments - 99.94%
(Cost $69,313,627)		70,315,485

Other Assets in Excess of Liabilities - 0.06%(e)		39,812

NET ASSETS - 100.00%		$70,355,297

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2024, the aggregate fair market value of those securities was $16,607,450, representing 23.61% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, these securities had a total value of $1,168,663 or 1.66% of net assets.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2024, the total fair market value of these securities was $0, representing 0.0% of net assets.
(e)	Includes cash held as collateral for short sales.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

SECURITIES SOLD SHORT - (0.65%)
COMMON STOCKS SOLD SHORT - (0.65%)
Home Builders - (0.65%)
Barratt Developments PLC	(68,301)	$(454,957)

TOTAL SECURITIES SOLD SHORT
(Proceeds $411,987)		$(454,957)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Boeing Co.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	$—	$—	$58,051	USD	2,066,138	$58,051
Morgan Stanley & Co./ Upon Termination	Chesapeake Energy Corp.	Received 1 Month-Federal Rate Minus 73bps (4.600%)	05/06/2025	—	—	17,340	USD	686,707	17,340
Morgan Stanley & Co./ Upon Termination	Cleveland-Cliffs Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	21,687	USD	174,150	21,687
Morgan Stanley & Co./ Upon Termination	CoStar Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	5,045	USD	246,530	5,045
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	144,225	USD	1,631,418	144,225
Morgan Stanley & Co./ Upon Termination	Noble Corp. PLC	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	111,068	USD	894,402	111,068
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	162,576	USD	1,744,984	162,576
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	61,703	USD	1,055,660	61,703
Morgan Stanley & Co./ Upon Termination	WillScot Holdings Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	4,725	USD	302,447	4,725
Morgan Stanley & Co./ Upon Termination	Tourmaline Oil Corp.	Received 1 Day-CABROVER Minus 40bps (4.100%)	07/10/2026	—	—	5,222	CAD	1,036,253	5,222
						$591,642			$591,642

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Capital One Financial Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	$—	$—	$(84,723)	USD	1,339,176	$(84,723)
Morgan Stanley & Co./ Upon Termination	ConocoPhillips	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(51,071)	USD	1,887,000	(51,071)
Morgan Stanley & Co./ Upon Termination	First Advantage Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(19,519)	USD	94,788	(19,519)
Morgan Stanley & Co./ Upon Termination	International Paper Co.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(61,939)	USD	1,356,186	(61,939)
Morgan Stanley & Co./ Upon Termination	Nokia OYJ	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(77,633)	USD	520,658	(77,633)
Morgan Stanley & Co./ Upon Termination	Renasant Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(73,981)	USD	749,009	(73,981)
Morgan Stanley & Co./ Upon Termination	UMB Financial Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2025	—	—	(112,681)	USD	704,644	(112,681)
Morgan Stanley & Co./ Upon Termination	National Bank of Canada	Received 1 Month-CABROVER Minus 40bps (4.100%)	07/10/2026	—	—	(67,419)	CAD	1,017,836	(67,419)
						$(548,966)			$(548,966)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	1,615,700	USD	1,176,704	Morgan Stanley & Co.	09/16/2024	$22,708
EUR	16,760	USD	18,031	Morgan Stanley & Co.	09/16/2024	505
GBP	1,363,500	USD	1,762,032	Morgan Stanley & Co.	09/16/2024	28,888
NOK	4,738,200	USD	432,101	Morgan Stanley & Co.	09/16/2024	14,786
USD	437,089	NOK	4,600,100	Morgan Stanley & Co.	09/16/2024	3,225
SEK	6,849,370	USD	646,935	Morgan Stanley & Co.	09/16/2024	20,545
						$90,657

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	723,070	USD	537,343	Morgan Stanley & Co.	09/16/2024	$(574)
USD	7,902,574	CAD	10,793,700	Morgan Stanley & Co.	09/16/2024	(110,103)
USD	1,586,619	EUR	1,462,250	Morgan Stanley & Co.	09/16/2024	(30,642)
GBP	203,400	USD	268,342	Morgan Stanley & Co.	09/16/2024	(1,182)
USD	5,999,118	GBP	4,679,900	Morgan Stanley & Co.	09/16/2024	(147,802)
USD	12,855	NOK	138,100	Morgan Stanley & Co.	09/16/2024	(170)
SEK	120,770	USD	11,860	Morgan Stanley & Co.	09/16/2024	(91)
USD	1,796,093	SEK	18,597,880	Morgan Stanley & Co.	09/16/2024	(16,290)
						$(306,854)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	75.99%
Canada	10.79%
United Kingdom	9.25%
Germany	1.97%
Sweden	1.63%
Spain	0.31%
Other Assets in Excess of Liabilities	0.06%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CABROVER - Bank of Canada Overnight Lending Rate

CAD - Canadian dollar

EUR - Euro

GBP - British pound

NOK - Norwegian krone

OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following table summarizes AltShares Merger Arbitrage ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$2,664,094	$—	$—	$2,664,094
Airlines	1,421,955	—	—	1,421,955
Banks	3,179,400	—	—	3,179,400
Beverages	1,578,226	—	—	1,578,226
Biotechnology	410,551	—	—	410,551
Commercial Services	3,934,699	—	—	3,934,699
Computers & Computer Services	1,147,699	—	—	1,147,699
Diversified Financial Services	3,147,963	—	—	3,147,963
Electric	1,270,237	—	—	1,270,237
Energy - Alternate Sources	1,356,135	—	—	1,356,135
Engineering & Construction	749,979	—	—	749,979
Entertainment	2,295,620	—	—	2,295,620
Environmental Control	1,540,760	—	—	1,540,760
Food	1,879,342	—	—	1,879,342
Healthcare - Products	3,776,465	—	—	3,776,465
Healthcare - Services	1,912,803	—	—	1,912,803
Home Builders	449,832	—	—	449,832
Home Furnishings	1,247,743	—	—	1,247,743
Internet	1,272,478	—	—	1,272,478
Iron/Steel	2,925,427	—	—	2,925,427
Mining	1,510,736	—	—	1,510,736
Oil & Gas	6,017,063	—	—	6,017,063
Oil & Gas Services	1,541,776	—	—	1,541,776
Packaging & Containers	1,400,882	—	—	1,400,882
Pharmaceuticals	4,175,117	—	—	4,175,117
Real Estate	749,371	—	—	749,371
Real Estate Investment Trusts	215,028	—	—	215,028
Retail	1,576,077	—	—	1,576,077
Software	10,522,691	—	—	10,522,691
Telecommunications	4,445,336	—	0	4,445,336
TOTAL	$70,315,485	$—	$0	$70,315,485

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$90,657	$—	$90,657
Equity Swaps	591,642	—	—	591,642
Liabilities
Common Stocks*	(454,957)	—	—	(454,957)
Forward Foreign Currency Exchange Contracts	—	(306,854)	—	(306,854)
Equity Swaps	(548,966)	—	—	(548,966)
TOTAL	$(412,281)	$(216,197)	$—	$(628,478)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of August 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2024
Common Stock	$0	$-	$-	$-	$-	$-	$0	$-
Total	$0	$-	$-	$-	$-	$-	$0	$-

AltShares Event-Driven ETF	Portfolio of Investments
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 74.62%
Airlines - 3.60%
Hawaiian Holdings, Inc.(a)	10,000	$173,200

Apparel - 2.46%
Capri Holdings Ltd.(a)	1,190	42,507
PVH Corp.	400	39,476
VF Corp.	2,000	36,420
		118,403
Auto Manufacturers - 0.74%
Rivian Automotive, Inc., Class A(a)(b)	2,500	35,325

Biotechnology - 1.14%
Aura Biosciences, Inc.(a)	5,000	39,750
Clearside Biomedical, Inc.(a)	15,000	15,150
		54,900
Commercial Services - 3.09%
Network International Holdings PLC(a)(c)	17,820	93,144
R1 RCM, Inc.(a)(d)	3,913	55,212
		148,356
Entertainment - 2.14%
Caesars Entertainment, Inc.(a)(d)	1,000	37,640
Cineplex, Inc.(a)	4,000	32,501
Everi Holdings, Inc.(a)(d)	2,500	32,625
		102,766
Environmental Control - 2.46%
Stericycle, Inc.(a)	2,000	118,520

Food - 2.08%
Albertsons Cos., Inc., Class A	1,000	19,620
Kellanova	1,000	80,610
		100,230
Healthcare - Products - 5.07%
Axonics, Inc.(a)(d)	2,000	138,330
Pacific Biosciences of California, Inc.(a)(d)	27,500	37,675
Silk Road Medical, Inc.(a)	2,500	67,775
		243,780
Healthcare - Services - 6.86%
Amedisys, Inc.(a)	1,500	147,015
Catalent, Inc.(a)	3,000	182,880
		329,895
Home Furnishings - 1.17%
Vizio Holding Corp., Class A(a)(d)	5,017	56,341

Insurance - 1.36%
Enstar Group Ltd.(a)	200	65,200

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 74.62% (Continued)
Internet - 4.00%
Perficient, Inc.(a)	1,955	$146,957
Squarespace, Inc., Class A(a)	1,000	45,480
		192,437
Iron/Steel - 1.81%
U.S. Steel Corp.(d)	2,300	87,193

Machinery - Construction & Mining - 0.50%
Bloom Energy Corp., Class A(a)	2,000	23,820

Media - 4.00%
Warner Bros Discovery, Inc.(a)	4,500	35,280
Paramount Global, Class B	3,700	38,739
Walt Disney Co.	550	49,709
Endeavor Group Holdings, Inc., Class A	2,500	68,700
		192,428
Oil & Gas - 5.69%
Hess Corp.	1,464	202,120
Marathon Oil Corp.	2,500	71,625
		273,745
Oil & Gas Services - 2.59%
ChampionX Corp.(d)	4,000	124,520

Pharmaceuticals - 5.36%
Bayer AG, ADR(d)	8,990	69,403
G1 Therapeutics, Inc.(a)	5,000	35,550
PetIQ, Inc., Class A(a)(d)	5,000	152,750
		257,703
Real Estate - 2.47%
McGrath RentCorp	1,100	118,965

Real Estate Investment Trusts - 1.72%
Crown Castle, Inc.(b)(d)	740	82,895

Retail - 0.93%
Chuy's Holdings, Inc.(a)	1,200	44,640

Software - 10.15%
ANSYS, Inc.(a)	407	130,818
Envestnet, Inc.(a)	1,116	70,029
HashiCorp, Inc., Class A(a)	5,044	171,193
Instructure Holdings, Inc.(a)	3,500	82,005
Snowflake, Inc., Class A(a)(d)	300	34,269
		488,314
Telecommunications - 3.23%
Juniper Networks, Inc.(d)	4,000	155,520

TOTAL COMMON STOCKS
(Cost $3,671,581)		3,589,096

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 13.38%
Agriculture - 2.21%
Vector Group Ltd.(c)	02/01/2029	5.750%	$105,000	$106,444

Computers & Computer Services - 0.43%
NCR Voyix Corp.(c)	10/01/2028	5.000%	21,000	20,755

Entertainment - 2.06%
Everi Holdings, Inc.(c)	07/15/2029	5.000%	100,000	99,128

Healthcare - Services - 1.02%
Select Medical Corp.(c)	08/15/2026	6.250%	49,000	49,242

Leisure Time - 2.00%
Vista Outdoor, Inc.(c)	03/15/2029	4.500%	96,000	95,990

Oil & Gas - 1.84%
Endeavor Energy Resources LP/EER Finance, Inc.(c)	01/30/2028	5.750%	87,000	88,531

Retail - 1.02%
Brinker International, Inc.(c)	10/01/2024	5.000%	49,000	48,934

Software - 2.80%
Alteryx, Inc.(c)	03/15/2028	8.750%	131,000	134,380

TOTAL CORPORATE BONDS
(Cost $641,385)				643,404

CONVERTIBLE CORPORATE BONDS - 2.60%
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc.(c)(f)(g)	05/15/2024	7.500%	365	11

Internet - 2.60%
TechTarget, Inc.(h)	12/15/2026	0.000%	129,000	125,130

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $125,090)				125,141

	Shares	Value
RIGHTS(a) - 0.10%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(g)(i)	2,000	$852
Contra Abiomed, Inc. CVR, Expires 12/31/2030(g)(i)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(g)(i)	415	1,029
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(g)(i)	639	2,260

TOTAL RIGHTS
(Cost $3,792)		4,491

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

	Expiration Date	Exercise Price	Notional Amount		Contracts	Value
PURCHASED OPTIONS(a) - 0.00%(e)
Call Option Purchased - 0.00%(e)
WillScot Holdings Corp.	10/2024	$40.00	$3,854		1	$131

TOTAL PURCHASED OPTIONS
(Cost $137)						131

			Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.79%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio			5.188	%(j)	139,195	$139,195
State Street Institutional U.S. Government Money Market Fund, Premier Class			5.353	%(j)	139,195	139,195
						278,390
TOTAL SHORT-TERM INVESTMENTS
(Cost $278,390)						278,390

Total Investments - 96.49%
(Cost $4,720,375)						4,640,653

Other Assets in Excess of Liabilities - 3.51%(k)						169,011

NET ASSETS - 100.00%						$4,809,664

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Underlying security for a written/purchased call/put option.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024, these securities had a total value of $736,559 or 15.31% of net assets.
(d)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At August 31, 2024, the aggregate fair market value of those securities was $572,134, representing 11.90% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Security in default on interest payments.
(g)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of August 31, 2024, the total fair market value of these securities was $4,502, representing 0.09% of net assets.
(h)	Represents a zero coupon bond.
(i)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,491 or 0.09% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Total		$3,792

(j)	Rate shown is the 7-day effective yield as of August 31, 2024.
(k)	Includes cash held as collateral for short sales.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (2.06%)
COMMON STOCKS SOLD SHORT - (2.06%)
Commercial Services - (0.86%)
WillScot Holdings Corp.	(1,079)	$(41,585)

Software - (1.20%)
Synopsys, Inc.	(111)	(57,673)

TOTAL SECURITIES SOLD SHORT
(Proceeds $105,349)		$(99,258)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	09/2024	$110.00	$(44,808)	(4)	$(1,148)
Rivian Automotive, Inc.	09/2024	15.00	(28,260)	(20)	(900)

TOTAL WRITTEN OPTIONS
(Premiums received $1,920)					$(2,048)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$2,197	USD	224,714	$2,197
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	4,669	USD	85,522	4,669
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	1,186	USD	15,215	1,186
Morgan Stanley & Co./ Upon Termination	WillScot Holdings Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/04/2024	—	—	1,608	USD	7,852	1,608
						$9,660			$9,660

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	ConocoPhillips	Received 1 Month-Federal Rate Minus 40bps (4.930%)	10/04/2024	$—	$—	$(3,305)	USD	69,293	$(3,305)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	159,520	USD	116,062	Morgan Stanley & Co.	09/16/2024	$2,359
USD	416	CAD	560	Morgan Stanley & Co.	09/16/2024	0
EUR	42,300	USD	45,468	Morgan Stanley & Co.	09/16/2024	1,317
						$3,676

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	148,273	CAD	202,640	Morgan Stanley & Co.	09/16/2024	$(2,158)
USD	45,945	EUR	42,300	Morgan Stanley & Co.	09/16/2024	(839)
USD	91,528	GBP	71,300	Morgan Stanley & Co.	09/16/2024	(2,123)
						$(5,120)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	90.19%
United Kingdom	1.94%
Germany	1.44%
Bermuda	1.36%
British Virgin Islands	0.88%
Canada	0.68%
Other Assets in Excess of Liabilities	3.51%
100.00%

(a)         These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following table summarizes AltShares Event-Driven ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of August 31, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,589,096	$—	$—	$3,589,096
Corporate Bonds*	—	643,404	—	643,404
Convertible Corporate Bonds
Auto Manufacturers	—	—	11	11
Internet	—	125,130	—	125,130
Rights	—	—	4,491	4,491
Purchased Options	131	—	—	131
Short-Term Investments	278,390	—	—	278,390
TOTAL	$3,867,617	$768,534	$4,502	$4,640,653

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,676	$—	$3,676
Equity Swaps	9,660	—	—	9,660
Liabilities
Common Stocks*	(99,258)	—	—	(99,258)
Written Options	(2,048)	—	—	(2,048)
Forward Foreign Currency Exchange Contracts	—	(5,120)	—	(5,120)
Equity Swaps	(3,305)	—	—	(3,305)
TOTAL	$(94,951)	$(1,444)	$—	$(96,395)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
August 31, 2024 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2024:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of August 31, 2024
Convertible Corporate Bonds	$-	$-	$-	$-	$-	$11	$-	$11	$-
Rights	4,394	-	97	-	-	-	-	4,491	97
Total	$4,394	$-	$97	$-	$-	$11	$-	$4,502	$97